Fair Value Measurements - Summary of Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		$ 6,922
Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 4,854	17,651
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		6,922
Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		5,990
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	4,854	4,739
Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		6,922
Fair Value, Recurring [Member] | Public Warrants [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		6,922
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	4,854	10,729
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities		5,990
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 4,854	$ 4,739